GREAT-WEST FUNDS, INC.
Great-West American Century Growth Fund
Institutional Class: MXRDX
Initial Class Ticker: MXGRX

(the “Fund”)

Supplement dated February 3, 2016 to the Prospectus and Summary Prospectus for the
Fund, each dated May 1, 2015, and the Statement of Additional Information
for Great-West Funds, Inc., dated September 8, 2015

Effective January 31, 2016, Justin Brown will replace E.A. Prescott LeGard as a portfolio manager to the Fund. All references to E.A. Prescott LeGard in the Prospectus, Summary Prospectus and Statement of Additional Information are removed. The following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information, as applicable:

The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following table titled “Portfolio Managers.”

Name	Title	Length of Service as Portfolio Manager of Fund
Gregory J. Woodhams, CFA	Chief Investment Officer, U.S. Growth Equity - Large Cap, Senior Vice President and Senior Portfolio Manager	2011
Justin Brown, CFA	Vice President and Portfolio Manager	2016

Under the subsection “American Century Investment Management, Inc.” of the “Management and Organization” section on page 9 of the Prospectus, the following information is hereby added:
“Justin Brown, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the American Century Growth Fund since January 31, 2016. He has been with American Century Investments for more than 15 years and has over 22 years of industry experience. Justin received a bachelor’s degree in finance from Texas Christian University.”

Under the “Other Accounts Managed” section on page 43 of the Statement of Additional Information, the information is hereby deleted in its entirety and replaced with the following:

“The following table provides information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2015.”

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Justin Brown *	6	9,617	2	302.0	3	917.9	0	0	0	0	0	0
Gregory J. Woodhams	7	10,359	2	304.7	3	975.8	0	0	0	0	0	0
* The information for Mr. Brown is provided as of January 31, 2016.

Under the section entitled “Ownership of Securities” on page 45 of the Statement of Additional Information, the information is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Fund as of December 31, 2015.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus, each dated May 1, 2015, and the Statement of Additional Information for Great-West Funds, Inc., dated September 8, 2015.

Please keep this Supplement for future reference.